Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Accrued interest receivable	¥ 11,448	¥ 13,653